FINANCIAL LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF FINANCIAL LIABILITY
	December 31, 2024	December 31, 2023	December 31, 2022
Convertible note payable, net of debt issuance costs	-	-	$52,143
Warrant liabilities, net of debt issuance costs	$578,928	$482,219	$1,389,643

SCHEDULE OF CONVERTIBLE DEBT

Convertible note	First Tranche	Second Tranche	Total
Initial recognition	$3,438,933	$-	$3,438,933
Amortization of insurance cost	358,155	288,095	$646,250
Conversion to ordinary shares	(3,797,088)	(235,952)	(4,033,040)
Balance as of December 31, 2022	$-	$52,143	$52,143

Amortization of insurance cost	-	47,857	47,857
Repayment	-	(100,000)	(100,000)
Balance as of December 31, 2023	$-	$-	$-
Balance as of December 31, 2024	-	-	-

SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS

The following reflects the inputs and assumptions used:

	January 24, 2022	May 23, 2022	December 31, 2022	December 31, 2023	December 31, 2024
Exercise price	$6.00	$6.00	$6.00	$6.00	$6.00
Share price	$3.64	$14.94	$4.66	$2.71	$2.78
Expected term from grant date (in years)	5.00	5.00	4.10 for Initial Warrant and 4.50 for Second Warrant	3.10 for Initial Warrant and 3.40 for Second Warrant	2.09 for initial Warrant and 2.44 for Second Warrant
Expected volatility	96.32%	95.90%	96.03%	82.40%	107.66% for the initial Warrant and 111.22% for Second Warrant
Risk-free interest rate	1.53%	2.88%	3.99%	4.01%	4.25%
Dividend yield (per share)	-	-	-	-	-

SCHEDULE OF WARRANT LIABILITIES

The movement of warrant liabilities is summarized as follows:

Balance as of January 1, 2022	$-
Issuance of Initial Warrant as of January 24, 2022	915,644
Issuance of Second Warrant as of May 23, 2022	4,833,325
50,000 warrant shares exercised on June 16, 2022	(119,343)
185,000 warrant shares exercised on August 18, 2022	(915,799)
90,000 warrant shares exercised on August 29, 2022	(445,524)
Change in fair value of warrant liabilities for the year	(2,878,660)
Balance as of December 31, 2022	1,389,643
Change in fair value of warrant liabilities for the year	(907,424)
Balance as of December 31, 2023	$482,219
Change in fair value of warrant liabilities for the year	96,709
Balance as of December 31, 2024	$578,928